Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)	Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

2022				2021
For the years ended December 31,	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$953	$934	$1,887	$1,155	$(202)	$953
Unrealized gains (losses) on available-for-sale assets	266	(1,290)	(1,024)	632	(366)	266
Unrealized gains (losses) on cash flow hedges	(7)	(11)	(18)	(13)	6	(7)
Share of other comprehensive income (loss) in joint ventures and associates	(47)	(109)	(156)	(42)	(5)	(47)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(322)	168	(154)	(283)	(39)	(322)
Revaluation of property, plant and equipment	145	(2)	143	145	—	145
Total	$988	$(310)	$678	$1,594	$(606)	$988
Total attributable to:
Participating policyholders	$2	$21	$23	$5	$(3)	$2
Non-controlling interest	—	4	4	—	—	—
Shareholders	986	(335)	651	1,589	(603)	986
Total	$988	$(310)	$678	$1,594	$(606)	$988